Employee Benefits - Schedule of Actual Return (loss) on Plan Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return (loss) on plan assets	$ 9.1	$ 30.3
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Actual return (loss) on plan assets	$ (0.1)	$ 0.0